NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NOTES PAYABLE
8. NOTES PAYABLE

8. NOTES PAYABLE

Notes Payable in Default

At June 30, 2021 and December 31, 2020, the Company maintained notes payable to both related and non-related parties totaling approximately $308,000 and $329,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 0% and 10% and have default rates as high as 20%. The Company is accruing interest at the default rate of 18.0% on loan to Mr. Mermelstein. As described in Note 4: STOCKHOLDERS’ DEFICIT, certain notes payable in default outstanding had been exchanged for equity and cash as described in the note.

During 2021, notes payable of $1,000 due to Dr. Cartwright were paid off and notes payable of $26,000 due to Mr. Fowler were brought current and not in default. The note payable to GPB was exchanged as part of the exchange as described in Note 10: CONVERTIBLE DEBT.

The following table summarizes the Notes payable in default, including related parties:

	June 30, 2021	December 31, 2020
Mr. Mermelstein	$308	$285
Dr. Cartwright	-	1
Mr. Fowler	-	26
GPB	-	17
Notes payable in default	$308	$329

The notes payable to related parties was nil of the $308,000 balance at June 30, 2021 and $27,000 of the $329,000 balance at December 31, 2020.

Short Term Notes Payable

At June 30, 2021 and December 31, 2020, the Company maintained short term notes payable to both related and non-related parties totaling $65,000 and $96,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 19%.

During 2019, the Company issued promissory notes to Mr. Cartwright and Mr. Faupel, in the amounts of approximately $41,000 and $5,000, respectively. The notes were initially issued with 0% interest, however interest increased to 6.0% interest 90 days after the Company received $1,000,000 in financing proceeds.

On July 4, 2020, the Company entered into a premium finance agreement to finance its insurance policies totaling $109,000. The note requires monthly payments of $11,299, including interest at 4.968% and matured in April 2021. As of June 30, 2021, the balance was paid.

On December 21, 2016 and January 19, 2017, the Company issued promissory notes to Mr. Fowler, in the amounts of approximately $26,400 and accrued interest of $18,718. This note carries a monthly payment of $3,850. The notes were initially issued with 0% interest and then went into default with an interest rate of 18%. As part of the March 22, 2021, exchange agreement these notes were brought current and will accrue interest at 6%. As of June 30, 2021 the outstanding balance was $19,508 (At December 31, 2020 this note was recorded in the Notes payable in default section of the Balance Sheet).

The following table summarizes the Short-term notes payable, including related parties:

	June 30, 2021	December 31, 2020
Dr. Cartwright	$41	$46
Dr. Faupel	5	5
Mr. Fowler	19	-
Premium Finance (insurance)	-	45
Short-term notes payable, including related parties	$65	$96

The short-term notes payable past due to related parties was $65,000 at June 30, 2021 and $51,000 of the $96,000 balance at December 31, 2020.

Troubled Debt Restructuring

During the six months ended June 30, 2020, the debt extinguished for Notes Payable was $1,808,712 this debt was exchanged for common stock shares and warrants as described in the Notes to the financial statements. The Company determined that these notes had a total fair value of $2,235,811, resulting in a loss on extinguishment of debt of $427,099 which is recorded in other income (expense) on the accompanying consolidated statements of operations. Included in that total was an amount that an investor forgave of approximately $29,000 of debt, which was recorded as a gain for extinguishment of debt. This debt extinguished met the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being in default on several of its loans the debt is considered troubled debt.

9. NOTES PAYABLE

Notes Payable in Default

At December 31, 2020 and 2019, the Company maintained notes payable to both related and non-related parties totaling approximately $329,000 and $776,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 0% and 10% and have default rates as high as 20%. The Company is accruing interest at the default rate of 18.0% on two of the loans. As described in Note 4: STOCKHOLDERS’ DEFICIT, certain notes payable in default outstanding had been exchanged for equity and cash as described in the note.

As described previously, the Company entered into an exchange agreement with Dr. Imhoff. Based on this agreement the Company exchanged $199,417 of short-term debt outstanding.

As described previously, the Company entered into an exchange agreement with Ms. Rosenstock. Based on this agreement the Company exchanged $50,000 of short-term debt outstanding and Mr. Rosenstock forgave $28,986.

On February 8, 2019, a note payable in default to Aquarius as reported in the Company’s Form 10-K report - Footnote 9: Notes payable – Note payable in default, was exchanged for a note with a convertible option. The balance on the note was $107,500 and accrued interest was $38,044 for a total of $145,544 outstanding. As of December 31, 2020, the Company had entered into an exchange agreement with Aquarius. Based on this agreement the Company exchanged $145,544 of debt outstanding for: 291,088 common stock shares; 145,544 warrants issued to purchase common stock shares at a strike price of $0.25; and 145,544 warrants issued to purchase common stock shares at a strike price of $0.75.

On July 1, 2019, the Company entered into a loan agreement with Accilent Capital Management Inc / Rev Royalty Income and Growth Trust (“Accilent”), providing for the purchase by Accilent of an unsecured promissory note in the principal amount of $49,389 (CAD$ 65,500). The note was fully funded on July 9, 2019 (net of an 8% original issue discount and other expenses). The note bears an interest rate of 16% and was due and payable on September 11, 2019. Following maturity, demand, default, or judgment and until actual payment in full, interest rate shall be paid at the rate of 19% per annum. The Company issued 315,000 warrants at an exercise price of $0.25 per warrant and exercisable within 3 years from issuance (the “Initial Warrants”). As of December 31, 2020, the loan had been paid off. As of December 31, 2019, $57,946 remained outstanding, which included a fee of $4,951 and interest of $4,606.

As described previously, the Company entered into an exchange agreement with Mr. Blumberg. Based on this agreement the Company exchanged $82,320 of short-term debt outstanding.

As described previously, the Company entered into an exchange agreement with Mr. James. Based on this agreement the Company exchanged $2,286 of short-term debt outstanding.

The following table summarizes the Notes payable in default, including related parties:

	December 31, 2020	December 31, 2019
Dr. Imhoff	$-	$199
Dr. Cartwright	1	2
Ms. Rosenstock	-	50
Mr. Fowler	26	26
Mr. Mermelstein	285	244
GHS	-	-
GPB	17	17
Aquarius	-	108
Accilent		58
Mr. Blumberg	-	70
Mr. James	-	2
Notes payable in default	$329	$776

The notes payable to related parties was $1,000 of the $329,000 balance at December 31, 2020 and $349,000 of the $776,000 balance at December 31, 2019.

Short Term Notes Payable

At December 31, 2020 and 2019, the Company maintained short term notes payable to both related and non-related parties totaling $96,000 and $1,026,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 19%.

As described previously, the Company entered into an exchange agreement with Dr. Imhoff. Based on this agreement the Company exchanged $201,000 of short-term debt outstanding.

The Company issued promissory notes to Mr. Cartwright and Mr. Faupel, in the amounts of approximately $48,000 and $4,000, respectively. The notes were initially issued with 0% interest, however interest increased to 6.0% interest 90 days after the Company received $1,000,000 in financing proceeds.

On August 22, 2018, the Company issued a promissory note to Mr. Case for $150,000 in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $157,500 (representing a $7,500 original issue discount). As of December 31, 2020, the Company had exchanged $179,291 of debt outstanding for: 896,456 common stock shares; and 896,455 warrants issued to purchase common stock shares at a strike price of $0.20. As of December 31, 2019, the Company had not repaid the note and original issue discount of $157,500 ($7,500 is recorded in accrued expenses).

As described previously, the Company entered into an exchange agreement with Mr. Mamula. Based on this agreement the Company exchanged $15,577 of short-term debt outstanding.

On September 19, 2018, and February 15, 2019, the Company issued promissory notes to Mr. Gould for $50,000 each in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $52,500 each (representing a $2,500 original issue discount). As of December 31, 2020, the Company had entered into an exchange agreement with Mr. Gould. Based on this agreement the Company exchanged $111,227 of debt outstanding for: 556,136 common stock shares; and 556,136 warrants issued to purchase common stock shares at a strike price of $0.20. As of December 31, 2019, the Company had not repaid the note and original issue discount of $52,500 ($2,500 is recorded in accrued expenses) and therefore the accrued interest rate increased to 12%.

As described previously, the Company entered into an exchange agreement with K2 Medical. Based on this agreement the Company exchanged $203,000 of short-term debt outstanding.

On February 14, 2019, the Company entered into a Purchase and Sale Agreement with Everest Business Funding for the sale of its accounts receivable. The transaction provided the Company with $48,735 after $1,265 in debt issuance costs (bank costs) for a total purchase amount of $50,000, in which the Company would have to repay $68,500. At a minimum the Company would need to pay $535.16 per day or 20.0% of the future collected accounts receivable or “receipts.” The effective interest rate as calculated for this transaction is approximately 132.5%. As of December 31, 2019, $60,105 had been paid, leaving a balance of $8,016. As of December 31, 2020, the balance of $68,121 had been paid in full.

In July 2019, the Company entered into a premium finance agreement to finance its insurance policies totaling $142,000. The note requires monthly payments of $14,459, including interest at 4.91% and matures in April 2020. As of December 31, 2020, the balance was paid in full. The balance due on insurance policies totaled $57,483 at December 31, 2019.

On July 4, 2020, the Company entered into a premium finance agreement to finance its insurance policies totaling $109,000. The note requires monthly payments of $11,299, including interest at 4.968% and matures in April 2021. As of December 31, 2020, the balance was $44,916.

As described previously, the Company entered into an exchange agreement with Mr. Blumberg. Based on this agreement the Company exchanged $223,000 of short-term debt outstanding.

As described previously, the Company entered into an exchange agreement with Mr. Grimm. Based on this agreement the Company exchanged $51,050 of short-term debt outstanding.

On June 30, 2020, the Company exchanged $125,000 in debt (during June 2020, $125,000 in payables had been converted into short-term debt) from Mr. James Clavijo, for 500,000 common stock shares and 250,000 warrants to purchase common stock shares. The fair value of the common stock shares was $250,000 (based on a $0.50 fair value for the Company’s stock) and of the warrants to purchase common stock shares was $99,963 (based on a $0.40 black scholes fair valuation). This resulted in a net loss on extinguishment of debt of $224,963 ($349,963 fair value less the $125,000 of exchanged debt). After the exchange transaction a balance was due Mr. Clavijo of $10,213 which was paid.

The following table summarizes the Short-term notes payable, including related parties:

	December 31, 2020	December 31, 2019
Dr. Imhoff	$-	$167
Dr. Cartwright	46	48
Dr. Faupel	5	5
Ms. Mamula	-	15
Mr. Case	-	150
Mr. Gould	-	100
K2 (Shenghuo)	-	203
Premium Finance (insurance)	45	58
Everest	-	8
Mr. Grimm	-	49
Mr. Blumberg	-	223
Short-term notes payable, including related parties	$96	$1,026

The short-term notes payable past due to related parties was $51,000 of the $96,000 balance at December 31, 2020 and $645,000 of the $1,026,000 balance at December 31, 2019.

Troubled Debt Restructuring

The debt extinguished for Notes Payable was $1,808,712 in debt for common stock shares and warrants as described above that were determined to have a total fair value of $2,235,811, resulting in a loss on extinguishment of debt of $427,099 which is recorded in other income (expense) on the accompanying consolidated statements of operations. Included in that total was an amount that an investor forgave of approximately $29,000 of debt, which was recorded as a gain for extinguishment of debt. This debt extinguished met the criteria for troubled debt. The basic criteria are that the borrower is troubled, ie., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being in default on several of its loans the debt is considered troubled debt. The troubled debt restructuring for Note Payable, would have increased the loss per share calculation from .04 to .08.